Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events
22.	SUBSEQUENT EVENTS
Equity investment in Ping An Capital Co., Ltd.
In January, 2022, the Company entered into a limited partner interest subscription agreement, a limited partnership agreement and certain other auxiliary documents with Ping An Capital Co., Ltd. (the “Fund Manager”), pursuant to which the Company agrees to subscribe for RMB
400,000
worth of limited partner interests in an equity investment fund managed by the Fund Manager.
Dividends
On February 24, 2022, the
Board of Directors
 has approved a dividend of US$0.53 per ADS (or US$0.1325 per ordinary share) for fiscal year 2021, which was
 paid
as of
 March 31, 2022
.